RETIREMENT BENEFIT OBLIGATIONS - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes (Details)	Dec. 31, 2022	Dec. 31, 2021
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes [Line Items]
Discount rate (in percent)	4.93%	1.94%
Rate of inflation:
Rate of salary increases (in percent)	0.00%	0.00%
Weighted-average rate of increase for pensions in payment (in percent)	2.84%	2.88%
Retail Price Index (RPI)
Rate of inflation:
Prices index (in percent)	3.13%	3.21%
Consumer Price Index (CPI)
Rate of inflation:
Prices index (in percent)	2.69%	2.92%